Filed pursuant to Rule 497(k)(1)(i)


Money Market Funds
[bullet]  Boston 1784 Tax-Free Money Market Fund
[bullet]  Boston 1784 U.S. Treasury Money Market Fund
[bullet]  Boston 1784 Institutional U.S. Treasury
          Money Market Fund
[bullet]  Boston 1784 Prime Money Market Fund
[bullet]  Boston 1784 Institutional Prime Money
          Market Fund


                     THIS PROFILE SUMMARIZES KEY INFORMATION
                      ABOUT BOSTON 1784 MONEY MARKET FUNDS
                   THAT IS INCLUDED IN THE FUNDS' PROSPECTUS.
                   THE FUNDS' PROSPECTUS INCLUDES ADDITIONAL
                     INFORMATION ABOUT THE FUNDS, INCLUDING
                    A MORE DETAILED DESCRIPTION OF THE RISKS
                     ASSOCIATED WITH INVESTING IN THE FUNDS
                    THAT YOU MAY WANT TO CONSIDER BEFORE YOU
                   INVEST. YOU MAY OBTAIN THE PROSPECTUS AND
                       OTHER INFORMATION ABOUT THE FUNDS
                      AT NO COST BY CALLING 1-800-BKB-1784
                          OR BY VISITING OUR WEBSITE AT
                            WWW.BOSTON1784FUNDS.COM.

                                     PROFILE

                                 [LOGO OMITTED]
                                     BOSTON
                                     1784
                                     FUNDS

                               MONEY MARKET FUNDS

                                 Xxxxxx XX, 1998

TABLE OF CONTENTS

WHAT ARE THE FUNDS' GOALS?.....................................................1

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?................................2

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?.............................3

      WHO MAY WANT TO INVEST?..................................................4

      HOW HAVE THE FUNDS PERFORMED?............................................5

WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?...................................7

FUND MANAGEMENT................................................................8

HOW TO PURCHASE SHARES.........................................................8

HOW TO SELL SHARES.............................................................9

DISTRIBUTIONS AND TAX INFORMATION..............................................9

SHAREHOLDER SERVICES.............................................BACK COVER PAGE

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

TAX-FREE MONEY MARKET FUND

U.S. TREASURY MONEY MARKET FUND

INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

PRIME MONEY MARKET FUND

INSTITUTIONAL PRIME MONEY MARKET FUND



[GRAPHIC OF FOUR POINTS OF THE COMPASS OMITTED]
WHAT ARE THE FUNDS' GOALS?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund's goals are to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income that is exempt from federal income tax.

U.S. TREASURY MONEY MARKET FUND

INSTITUTIONAL U.S. TREASURY
   MONEY MARKET FUND

PRIME MONEY MARKET FUND

INSTITUTIONAL PRIME
   MONEY MARKET FUND

The Funds' goals are to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

--------------------------------------------------------------------------------
WHAT IS A MONEY MARKET FUND?

A MONEY MARKET FUND is a type of mutual fund that tries to maintain a share price of $1.00 while paying income to its shareholders. A stable share price protects your investment from loss ("PRESERVATION OF PRINCIPAL"). If you need to sell your shares at any time, you should receive your initial investment plus any income that you have earned (thereby providing "LIQUIDITY"). However, a money market fund does not guarantee that you will receive your money back.

A money market fund must follow strict rules as to the investment quality, maturity, diversification and other features of the securities it purchases, and the average remaining maturity of the securities cannot be greater than 90 days. The remaining maturity of a security is the period of time until the principal amount must be repaid.
--------------------------------------------------------------------------------

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

[GRAPHIC OF CHESS PIECE OMITTED]
WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

TAX-FREE MONEY MARKET FUND
The Tax-Free Money Market Fund invests primarily in short-term municipal securities, which are debt securities issued by states, cities and towns and other political or public entities or agencies. The interest paid on these debt securities is free from federal income tax.

The Fund may also enter into repurchase agreements and invest in limited amounts in securities paying interest that is not free from federal taxes.

U.S. TREASURY MONEY
MARKET FUND
The U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government securities.

INSTITUTIONAL U.S. TREASURY
MONEY MARKET FUND
The Institutional U.S. Treasury Money Market Fund invests primarily in short-term U.S. government obligations, including Treasury securities, U.S. government agency securities and repurchase agreements secured by U.S. government securities.

PRIME MONEY MARKET FUND
The Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

INSTITUTIONAL PRIME
MONEY MARKET FUND
The Institutional Prime Money Market Fund invests primarily in high quality short-term debt obligations, including commercial paper, asset-backed commercial paper, corporate bonds, U.S. government agency obligations, taxable municipal securities and repurchase agreements.

--------------------------------------------------------------------------------
WHAT ARE U.S. GOVERNMENT OBLIGATIONS?

U.S. GOVERNMENT OBLIGATIONS or securities are bonds or other debt obligations issued by, or whose principal and interest are guaranteed by, the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the "full faith and credit" of the United States. Some U.S. government obligations are backed by the right of the issuer to borrow from the U.S. Treasury and others only by the credit of the issuing agency or instrumentality. U.S. government obligations generally have less credit risk than other debt obligations.
--------------------------------------------------------------------------------


 YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS IN THE FUNDS' ANNUAL
     AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN ADDITION, THE FUNDS' ANNUAL
      REPORT CONTAINS A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT
          STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUNDS' PERFORMANCE
          DURING THE LAST FISCAL YEAR. YOU MAY OBTAIN THESE REPORTS AT
                       NO COST BY CALLING 1-800-BKB-1784.

[GRAPHIC OF FLAGMAN OMITTED]
WHAT ARE THE MAIN RISKS
OF INVESTING IN THE FUNDS?

The principal risks of investing in the Money Market Funds and the circumstances reasonably likely, in the opinion of the Adviser, to adversely affect your investment are described below. Please note that there are many other factors which could adversely affect your investment, and which could prevent a Fund from achieving its objectives, which are not described here. The principal risks are:

   [bullet] The rate of income will vary from day to day depending on short-term interest rates.

   [bullet] It is possible that a major change in interest rates or a default on a security or a repurchase agreement held by a Fund could cause the value of your investment to decline.

   [bullet] Each Money Market Fund may invest up to 5% of its total assets in zero coupon securities called STRIPS, which are the separately traded interest and principal component parts of U.S. Treasury securities. The interest-only component is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.

   [bullet] An investment in a Fund is not a deposit of BankBoston and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

   [bullet] Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

                             =======================
                             WHO MAY WANT TO INVEST?
                             =======================


TAX-FREE MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[bullet] are investing for a short period of time or as part of a savings plan;

[bullet] are uncomfortable with an investment that will go up and down in value;

[bullet] want to earn income exempt from federal taxes.
         It is not an appropriate investment for tax-sheltered accounts such as IRAs.



U.S. TREASURY MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[bullet] are investing for a short period of time or as part of a savings plan;

[bullet] are uncomfortable with an investment that will go up and down in value;

[bullet] want the added safety of U.S. government securities.



INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS WHO:

[bullet] are investing for a short period of time;

[bullet] want the added safety of U.S. government securities.



PRIME MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INVESTORS WHO:

[bullet] are investing for a short period of time or as part of a savings plan;

[bullet] are uncomfortable with an investment that will go up and down in value.

[bullet] are looking for higher returns than are usually available from U.S.
         Treasury money market funds.



INSTITUTIONAL PRIME MONEY MARKET FUND

THIS MONEY MARKET FUND MAY BE APPROPRIATE FOR INSTITUTIONAL INVESTORS WHO:

[bullet] are investing for a short period of time;

[bullet] are looking for higher returns than are usually available from U.S.
         Treasury money market funds.

None of the Money Market Funds alone provides a balanced investment plan.

[GRAPHIC OF FLAGS OMITTED]
HOW HAVE THE FUNDS PERFORMED?

The charts and tables below give an indication of the Funds' risks and performance. The charts show changes in the Funds' performance from year to year. The tables show how the Funds' average annual returns for the periods indicated compare to those of a broad measure of market performance.

WHEN YOU CONSIDER THIS INFORMATION, PLEASE REMEMBER THAT A FUND'S PERFORMANCE IN PAST YEARS IS NOT NECESSARILY AN INDICATION OF HOW A FUND WILL DO IN THE FUTURE.

================================================================================
 TAX-FREE MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)


[bar graph omitted -- plot points as follows;]

1994          2.71%
1995          3.75%
1996          3.25%
1997          3.33%


The total return for the Fund's fiscal year ended May 31, 1998 was 3.33%.


================================================================================
HIGHEST AND LOWEST RETURN
Quarterly (1994-1997)
--------------------------------------------------------------------------------
                                     QUARTER ENDING
Highest                 0.96%        June 30, 1995
Lowest                  0.58%        March 31, 1994

================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of June 30, 1998)
--------------------------------------------------------------------------------
                             1 YEAR        4 YEARS

Tax-Free Money                3.31%         3.36%
Market Fund

IBC/Financial Data            3.07%         3.05%
Stockbroker and General
Purpose Tax Free Average
================================================================================
The Fund's 7-day yield for the week ending June 30, 1998 was 3.14%.

================================================================================
U.S. TREASURY MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)



[bar graph omitted -- plot points as follows;]

1994          3.72%
1995          5.43%
1996          4.82%
1997          4.96%


The total return for the Fund's fiscal year ended May 31, 1998 was 5.02%.

================================================================================
HIGHEST AND LOWEST RETURN
Quarterly (1994-1997)
--------------------------------------------------------------------------------
                                     QUARTER ENDING
Highest                 1.38%        June 30, 1995
Lowest                  0.64%        March 31, 1994
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of June 30, 1998)
--------------------------------------------------------------------------------
                             1 YEAR        4 YEARS

U.S. Treasury Money           5.02%         4.99%
Market Fund

IBC/Financial Data U.S.       5.01%         4.91%
Government & Agencies Average
================================================================================
The Fund's 7-day yield for the week ending June 30, 1998 was 4.93%.


          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

================================================================================
INSTITUTIONAL U.S. TREASURY MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)


[bar graph omitted -- plot points as follows;]

1994          4.04%
1995          5.69%
1996          5.14%
1997          5.30%


The total return for the Fund's fiscal year ended May 31, 1998 was 5.36%.


================================================================================
HIGHEST AND LOWEST RETURN
Quarterly (1994-1997)
--------------------------------------------------------------------------------
                                     QUARTER ENDING
Highest                 1.43%        June 30, 1995
Lowest                  0.74%        March 31, 1994
================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of June 30, 1998)

--------------------------------------------------------------------------------
                              1 YEAR        4 YEARS

Institutional U.S. Treasury   5.36%         5.29%
Money Market Fund

IBC/Financial Data            5.26%         5.19%
Government-Only
Institutional-Only Average
================================================================================
The Fund's 7-day yield for the week ending June 30, 1998 was 5.24%.

================================================================================
PRIME MONEY MARKET FUND
================================================================================
TOTAL RETURN
(per calendar year)


[bar graph omitted -- plot points as follows;]

1992          3.48%
1993          2.72%
1994          3.75%
1995          5.49%
1996          5.02%
1997          5.14%


The total return for the Fund's fiscal year ended May 31, 1998 was 5.16%.


================================================================================
HIGHEST AND LOWEST RETURN
Quarterly (1992-1997)
--------------------------------------------------------------------------------
                                     QUARTER ENDING
Highest                 1.39%        June 30, 1995
Lowest                  0.66%        March 31, 1994

================================================================================
AVERAGE ANNUAL TOTAL RETURNS (as of June 30, 1998)
--------------------------------------------------------------------------------
                       1 YEAR      5 YEARS   6 YEARS

Prime Money             5.16%       4.66%     4.36%
Market Fund

IBC/Financial Data      5.06%       4.56%     4.26%
First Tier Money
Market Average
================================================================================
The Fund's 7-day yield for the week ending June 30, 1998 was 5.04%.


================================================================================
INSTITUTIONAL PRIME MONEY MARKET FUND
================================================================================
The Fund began operations during 1997 and does not have a full calendar year of investment returns at the date of this Profile.





          FOR UP-TO-DATE YIELD INFORMATION, PLEASE CALL 1-800-BKB-1784.

[GRAPHIC OF CALCULATOR OMITTED]
WHAT ARE THE FEES AND EXPENSES OF THE FUNDS?

THE TABLES BELOW DESCRIBE THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF BOSTON 1784 MONEY MARKET FUNDS

================================================================================
SHAREHOLDER FEES (fees paid directly from your investment)
--------------------------------------------------------------------------------

                                     TAX-FREE     U.S. TREASURY   INSTITUTIONAL U.S.      PRIME      INSTITUTIONAL
                                       MONEY          MONEY         TREASURY MONEY        MONEY       PRIME MONEY
                                    MARKET FUND    MARKET FUND        MARKET FUND      MARKET FUND    MARKET FUND

Maximum Sales Charge (Load)            None           None               None             None           None
Imposed on Purchases

Maximum Deferred Sales Charge (Load)   None           None               None             None           None

Maximum Sales Charge (Load)            None           None               None             None           None
Imposed on Reinvested Dividends

Redemption Fee                         None           None               None             None           None

Exchange Fee                           None           None               None             None           None

================================================================================
ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) as
a % of average net assets
--------------------------------------------------------------------------------
Management Fees                        .40%           .40%                .20%             .40%           .20%

Distribution (12b-1) Fees              None           None                None            None           None

Other Expenses                         .16%           .32%                .14%             .35%           .20%

Total Annual Fund Operating Expenses   .56%*          .72%*               .34%             .75%*          .40%
--------------------------------------------------------------------------------

*Each of these Funds' actual total annual operating expenses for the most recent fiscal year were less than the amount shown above because of a fee waiver by the Funds' Adviser. The Adviser waives a portion of its management fees in order to keep each Fund's total operating expenses at a specified level. The Adviser may eliminate all or a part of the fee waiver at any time.

WITH THE FEE WAIVER, THE FUNDS' ACTUAL TOTAL ANNUAL OPERATING EXPENSES WERE AS
FOLLOWS: TAX-FREE MONEY MARKET FUND .54% U.S. TREASURY MONEY MARKET FUND .65% PRIME MONEY MARKET FUND .65%

================================================================================
EXAMPLE
--------------------------------------------------------------------------------
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN BOSTON 1784 MONEY MARKET FUNDS TO THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN A FUND FOR THE TIME PERIODS INDICATED AND THEN SELL ALL OF YOUR SHARES AT THE END OF THOSE PERIODS. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND THAT THE FUND'S OPERATING EXPENSES REMAIN THE SAME AS SHOWN IN THE TABLE ABOVE. ALTHOUGH YOUR ACTUAL COSTS AND THE RETURN ON YOUR INVESTMENT MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS YOUR COSTS WOULD BE:

-----------------------------------------------------------------------------------------------------------------
              TAX-FREE            U.S. TREASURY    INSTITUTIONAL U.S. TREASURY   PRIME MONEY  INSTITUTIONAL PRIME
          MONEY MARKET FUND     MONEY MARKET FUND        MONEY MARKET FUND       MARKET FUND    MONEY MARKET FUND

-----------------------------------------------------------------------------------------------------------------
1 year        $   57                $   74                   $   35               $   77            $   41
3 years          179                   230                      109                  240               128
5 years          313                   401                      191                  417               224
10 years         701                   894                      431                  930               505
=================================================================================================================

BOSTON 1784 MONEY MARKET FUNDS
================================================================================

FUND MANAGEMENT

The Adviser to the Funds is BankBoston, a national bank with a global presence, that has been providing asset management services to customers since 1890.

JAMES L. BOSLAND, Director of Liquid Funds and Senior Fund Manager, has been the manager of the Tax-Free Money Market Fund since it began operations in June 1993. Mr. Bosland, who has 11 years of investment management experience in tax-exempt and short-term securities, has been with BankBoston since 1989.

EMMETT M. WRIGHT, Senior Fund Manager, has been the manager of the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund since they began operations. Mr. Wright, who has more than six years of investment management and research analysis experience, was an Associate Fund Manager at BankBoston from 1993 to 1994 and has been a Fund Manager at BankBoston since 1994.

LISA W. LEBOEUF, Fund Manager, has been a co-manager of the U.S. Treasury Money Market Fund and the Institutional U.S. Treasury Money Market Fund since January 1997. Ms. LeBoeuf, who has seven years experience in investment management, has been with BankBoston since 1978.

MARY K. WERLER, Senior Fund Manager, and LISA W. LEBOEUF, Fund Manager, have been co-managers of the Prime Money Market Fund since December 1996 and co-managers of the Institutional Prime Money Market Fund since it began operations in November 1997. Ms. Werler, who has more than 11 years of investment management experience, has been a Fund Manager at BankBoston since 1993. From 1987 to 1993, Ms. Werler was an Associate Portfolio Manager with Keystone Investment Co. Ms. LeBoeuf's investment experience is described above.


HOW TO PURCHASE SHARES

If you are new to the Funds, complete and sign an account application and mail it to the address on the application.

The Funds do not have any sales charges or fees for buying shares.

Once you have opened an account, you may purchase shares by:

   MAIL:
   Send your check to:
   Boston 1784 Funds
   P.O. Box 8524
   Boston, MA 02266-8524

   Include the name of the Fund(s) and your account number.

   TELEPHONE (IF YOU HAVE ELECTED THIS OPTION):
   Call 1-800-BKB-1784.
   You may elect this option at any time.

You may pay by:
   [bullet] Debit to your bank checking or savings account
   [bullet] Check (made payable to Boston 1784 Funds)
   [bullet] Wire transfer

Please call 1-800-BKB-1784 with any questions.

MINIMUM INVESTMENTS.

   To open an account                     $1,000.00*
      For tax-sheltered retirement plans     250.00
   To add to an account                      250.00**
      Through automatic investment plans      50.00
   Minimum account balance                 1,000.00*
      For tax-sheltered retirement plans     250.00


   * $100,000 for the Institutional Funds
   **$5,000 for the Institutional Funds

HOW TO SELL SHARES

Selling your shares in a Fund is called a "redemption" because the Fund buys back its shares.

On any business day, you may sell (redeem) all or a portion of your shares by:

   MAIL:
   Send your request to:
   Boston 1784 Funds
   P.O. Box 8524
   Boston, MA 02266-8524

   Include the name of the Fund, your account number, the amount of redemption, your name and any other names on the account, your daytime phone number and the signature of each registered owner of the account.

   TELEPHONE (IF YOU HAVE ELECTED THIS OPTION):
   Call 1-800-BKB-1784.
   You may elect this option at any time.

Signature requirements vary based on the type of account. A signature guarantee may be required. Call 1-800-BKB-1784 for more information.

PAYMENT OF REDEMPTION PROCEEDS. Payments may be made by check, or, if you have chosen these options, by wire transfer or electronic transfer. There is a $12 fee for each wire.

DISTRIBUTIONS AND
TAX INFORMATION
Your dividend distributions are declared each day, starting on the day you purchase your shares. They are paid to your account on the first business day of each month that you are a shareholder. You will not receive a dividend for the day on which you sell shares. Capital gain distributions, if any, are generally made annually.

You will receive distributions from a Fund in additional shares of that Fund unless you choose to receive your distributions in cash.

Distributions from the Tax-Free Money Market Fund will generally be exempt from federal income tax, although some distributions may be taxable. Distributions from the other Money Market Funds will generally be subject to federal income tax as ordinary income. Your distributions will be taxed in the same manner whether you receive them in cash or in additional shares of a Fund.

SHAREHOLDER SERVICES
================================================================================

Boston 1784 Funds offer a variety of services for your convenience, including:

   [bullet]  Telephone purchases, redemptions or exchanges

   [bullet]  Automatic Investment Program

   [bullet]  Systematic Withdrawal Plan

   [bullet]  Checkwriting privileges

   [bullet]  Exchange within Boston 1784 Funds family

   [bullet]  24 hour automated access to your account

   [bullet]  Dividend reinvestment into other Boston 1784 Funds

For more information about Boston 1784 Funds or your account, please call 1-800-BKB-1784. Customer service representatives are available Monday through Friday from 8 a.m. to 8 p.m. and 9 a.m. to 4 p.m. Eastern time on weekends.



BOSTON 1784 FUNDS
P.O.BOX 8524
BOSTON, MA 02266-8524
1-800-BKB-1784
WWW.BOSTON1784FUNDS.COM